13. Stock Compensation (Details - Grant vesting periods) - Common Stock Grants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Common stock grants outstanding	412,501	753,334	1,802,667
Unrecognized stock compensation expense	$ 177,327	$ 393,215
Grant 1 [Member]
Common stock grants outstanding	264,167
Unrecognized stock compensation expense	$ 142,552
Vesting period	1 year
Grant 2 [Member]
Common stock grants outstanding	148,334
Unrecognized stock compensation expense	$ 34,775
Vesting period	2 years